SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Outstanding
Number of options | shares	1,958,029
Exercisable
Number of options | shares	1,032,328
$20.26-24.89 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 20.26
Ranges of exercise price, Upper limit	$ 24.89
Number of options | shares	1,381,402
Weighted average remaining contractual life (years)	3 years 1 month 17 days
Weighted average exercise price	$ 23.22
Exercisable
Number of options | shares	767,214
Weighted average exercise price	$ 23.18
$25.25-29.10 [Member]
Outstanding
Ranges of exercise price, Lower limit	25.25
Ranges of exercise price, Upper limit	$ 29.1
Number of options | shares	370,385
Weighted average remaining contractual life (years)	2 years 8 months 23 days
Weighted average exercise price	$ 27.1
Exercisable
Number of options | shares	225,114
Weighted average exercise price	$ 26.59
$32.71-35.43 [Member]
Outstanding
Ranges of exercise price, Lower limit	32.71
Ranges of exercise price, Upper limit	$ 35.43
Number of options | shares	206,242
Weighted average remaining contractual life (years)	4 years 1 month 9 days
Weighted average exercise price	$ 33.2
Exercisable
Number of options | shares	40,000
Weighted average exercise price	$ 32.71